CERTDOS

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

[redacted]

12000222

May 25, 2012

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on May 2, 2012 the NYSE MKT LLC (the "Exchange") received from eUnits ™ 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Units of Beneficial Interest, $0.01 Par Value Per Unit

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.

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